Note 15 - Share Capital - Weighted Average Assumptions (Details)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Risk-free interest rate	0.35%	1.38%
Expected life (years)	2.43	2.88
Expected volatility	59.25%	50.33%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	2.77%